Distribution Date:	11/18/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell	Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639JAA8	0.730200%	63,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639JAB6	2.071900%	87,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639JAC4	2.681800%	22,445,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639JAD2	2.875400%	185,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639JAE0	3.142500%	430,080,000.00	261,201,146.34	118,103,466.90	684,020.50	0.00	0.00	118,787,487.40	143,097,679.44	72.55%	30.00%
A-SB	46639JAF7	2.701800%	106,694,000.00	3,767,871.37	1,833,123.55	8,483.36	0.00	0.00	1,841,606.91	1,934,747.82	72.55%	30.00%
A-S	46639JAH3	3.371500%	107,059,000.00	107,059,000.00	0.00	300,791.18	0.00	0.00	300,791.18	107,059,000.00	52.29%	21.63%
B	46639JAJ9	3.674200%	84,689,000.00	84,689,000.00	0.00	259,303.60	0.00	0.00	259,303.60	84,689,000.00	36.27%	15.00%
C	46639JAK6	4.352979%	55,926,000.00	55,926,000.00	0.00	202,870.60	0.00	0.00	202,870.60	55,926,000.00	25.68%	10.63%
D	46639JAL4	4.352979%	47,937,000.00	47,937,000.00	0.00	173,890.64	0.00	0.00	173,890.64	47,937,000.00	16.61%	6.88%
E	46639JAP5	3.500000%	30,360,000.00	30,360,000.00	0.00	88,550.00	0.00	0.00	88,550.00	30,360,000.00	10.87%	4.50%
F	46639JAR1	3.500000%	12,783,000.00	12,783,000.00	0.00	37,283.75	0.00	0.00	37,283.75	12,783,000.00	8.45%	3.50%
NR	46639JAT7	3.500000%	44,741,391.00	44,646,828.98	0.00	79,617.44	0.00	0.00	79,617.44	44,646,828.98	0.00%	0.00%
R	46639JAV2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,278,318,391.00	648,369,846.69	119,936,590.45	1,834,811.07	0.00	0.00	121,771,401.52	528,433,256.24

X-A	46639JAG5	1.149043%	1,001,882,000.00	372,028,017.71	0.00	356,230.19	0.00	0.00	356,230.19	252,091,427.26
X-B	46639JAM2	0.479001%	276,436,391.00	276,341,828.98	0.00	110,306.71	0.00	0.00	110,306.71	276,341,828.98
Notional SubTotal			1,278,318,391.00	648,369,846.69	0.00	466,536.90	0.00	0.00	466,536.90	528,433,256.24

Deal Distribution Total					119,936,590.45	2,301,347.97	0.00	0.00	122,237,938.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639JAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639JAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639JAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639JAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639JAE0	607.33153446	274.60813546	1.59044945	0.00000000	0.00000000	0.00000000	0.00000000	276.19858491	332.72339900
A-SB	46639JAF7	35.31474469	17.18113062	0.07951113	0.00000000	0.00000000	0.00000000	0.00000000	17.26064174	18.13361407
A-S	46639JAH3	1,000.00000000	0.00000000	2.80958331	0.00000000	0.00000000	0.00000000	0.00000000	2.80958331	1,000.00000000
B	46639JAJ9	1,000.00000000	0.00000000	3.06183330	0.00000000	0.00000000	0.00000000	0.00000000	3.06183330	1,000.00000000
C	46639JAK6	1,000.00000000	0.00000000	3.62748275	0.00000000	0.00000000	0.00000000	0.00000000	3.62748275	1,000.00000000
D	46639JAL4	1,000.00000000	0.00000000	3.62748274	0.00000000	0.00000000	0.00000000	0.00000000	3.62748274	1,000.00000000
E	46639JAP5	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
F	46639JAR1	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	46639JAT7	997.88647564	0.00000000	1.77950301	1.13099926	54.02160563	0.00000000	0.00000000	1.77950301	997.88647564
R	46639JAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639JAG5	371.32917620	0.00000000	0.35556102	0.00000000	0.00000000	0.00000000	0.00000000	0.35556102	251.61788241
X-B	46639JAM2	999.65792485	0.00000000	0.39903107	0.00000000	0.00000000	0.00000000	0.00000000	0.39903107	999.65792485

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	10/01/22 - 10/30/22	30	0.00	684,020.50	0.00	684,020.50	0.00	0.00	0.00	684,020.50	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	8,483.36	0.00	8,483.36	0.00	0.00	0.00	8,483.36	0.00
A-S	10/01/22 - 10/30/22	30	0.00	300,791.18	0.00	300,791.18	0.00	0.00	0.00	300,791.18	0.00
B	10/01/22 - 10/30/22	30	0.00	259,303.60	0.00	259,303.60	0.00	0.00	0.00	259,303.60	0.00
C	10/01/22 - 10/30/22	30	0.00	202,870.60	0.00	202,870.60	0.00	0.00	0.00	202,870.60	0.00
D	10/01/22 - 10/30/22	30	0.00	173,890.64	0.00	173,890.64	0.00	0.00	0.00	173,890.64	0.00
E	10/01/22 - 10/30/22	30	0.00	88,550.00	0.00	88,550.00	0.00	0.00	0.00	88,550.00	0.00
F	10/01/22 - 10/30/22	30	0.00	37,283.75	0.00	37,283.75	0.00	0.00	0.00	37,283.75	0.00
NR	10/01/22 - 10/30/22	30	2,366,399.30	130,219.92	0.00	130,219.92	50,602.48	0.00	0.00	79,617.44	2,417,001.78
X-A	10/01/22 - 10/30/22	30	0.00	356,230.19	0.00	356,230.19	0.00	0.00	0.00	356,230.19	0.00
X-B	10/01/22 - 10/30/22	30	0.00	110,306.71	0.00	110,306.71	0.00	0.00	0.00	110,306.71	0.00
Totals			2,366,399.30	2,351,950.45	0.00	2,351,950.45	50,602.48	0.00	0.00	2,301,347.97	2,417,001.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	122,237,938.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,364,782.08	Master Servicing Fee	10,162.31
Interest Reductions due to Nonrecoverability Determination	(39,496.57)	Certificate Administration Fee	1,730.79
Interest Adjustments	2,081.89	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	863.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,327,367.40	Total Fees	12,756.69

Principal		Expenses/Reimbursements
Scheduled Principal	1,143,502.89	Reimbursement for Interest on Advances	140.56
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	118,793,087.56	Special Servicing Fees (Monthly)	13,122.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	119,936,590.45	Total Expenses/Reimbursements	13,262.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,301,347.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	119,936,590.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	122,237,938.42
Total Funds Collected	122,263,957.85	Total Funds Distributed	122,263,957.85

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	648,369,846.69	648,369,846.69	Beginning Certificate Balance	648,369,846.69
(-) Scheduled Principal Collections	1,143,502.89	1,143,502.89	(-) Principal Distributions	119,936,590.45
(-) Unscheduled Principal Collections	118,793,087.56	118,793,087.56	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	528,433,256.24	528,433,256.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	648,948,838.30	648,948,838.30	Ending Certificate Balance	528,433,256.24
Ending Actual Collateral Balance	529,012,247.85	529,012,247.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	94,562.19	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	94,562.19	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP
$4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	6	173,652,385.62	32.86%	(1)	4.4216	0.885879
$5,000,000 to $9,999,999	4	35,015,897.24	6.63%	(15)	4.4203	1.785183	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$10,000,000 to $19,999,999	5	73,331,902.32	13.88%	3	4.1767	1.915311	1.41 to 1.50	1	75,879,691.00	14.36%	3	4.4690	1.470000
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	51,243,305.66	9.70%	1	3.4000	1.570000
$25,000,000 to $49,999,999	5	175,618,347.99	33.23%	3	4.1347	2.080970	1.61 to 1.75	1	44,481,352.14	8.42%	3	4.3210	1.720000
$50,000,000 to $99,999,999	3	225,513,564.81	42.68%	2	4.2326	1.161138	1.76 to 2.00	2	64,725,720.29	12.25%	3	4.2492	1.868587
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	25,748,651.41	4.87%	2	4.2160	2.070000
Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660	2.26 or Greater	5	73,748,606.24	13.96%	2	3.8614	3.168721
							Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP
							Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP
Arizona	1	15,156,248.82	2.87%	2	3.8740	2.520000
							Industrial	9	75,879,691.00	14.36%	3	4.4690	1.470000
California	1	15,419,142.09	2.92%	4	4.2785	1.960000
							Lodging	1	8,800,829.03	1.67%	2	4.0600	2.510000
Delaware	4	49,306,578.20	9.33%	3	4.2400	1.840000
							Mobile Home Park	4	49,306,578.20	9.33%	3	4.2400	1.840000
Florida	3	36,110,004.67	6.83%	2	4.3206	1.343048
							Office	4	167,252,234.62	31.65%	2	4.3477	1.163628
Georgia	1	27,956,766.24	5.29%	3	4.2460	1.190000
							Retail	10	208,240,379.51	39.41%	(1)	3.9889	1.975100
Illinois	1	8,800,829.03	1.67%	2	4.0600	2.510000
							Totals	29	528,433,256.24	100.00%	1	4.2039	1.629660
Indiana	1	11,900,000.00	2.25%	3	4.1065	3.170000
Massachusetts	4	35,850,602.36	6.78%	3	4.4440	1.406593
Missouri	1	51,243,305.66	9.70%	1	3.4000	1.570000
New Jersey	1	44,481,352.14	8.42%	3	4.3210	1.720000
New Mexico	1	9,595,602.97	1.82%	(60)	4.7800	1.230000
New York	1	3,995,435.06	0.76%	3	4.4690	1.470000
North Carolina	1	5,581,857.80	1.06%	3	4.4690	1.470000
Ohio	1	5,926,002.42	1.12%	3	4.4690	1.470000
Pennsylvania	3	108,177,705.29	20.47%	2	4.4826	0.778759
Tennessee	1	25,748,651.41	4.87%	2	4.2160	2.070000
Texas	1	28,125,000.00	5.32%	2	3.4705	3.970000
Virginia	1	26,104,628.21	4.94%	3	4.4690	1.470000
Totals	29	528,433,256.24	100.00%	1	4.2039	1.629660

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP
	4.00000% or less	3	94,524,554.48	17.89%	1	3.4970	2.436425	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.15000%	2	20,700,829.03	3.92%	3	4.0867	2.889405	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.15001% to 4.30000%	6	144,774,614.22	27.40%	3	4.2442	1.602392	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.45000%	2	55,847,324.12	10.57%	3	4.3350	1.628417	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.45001% to 4.60000%	3	184,036,787.54	34.83%	2	4.4781	1.116223	49 months or greater	17	509,479,712.36	96.41%	1	4.2037	1.629647
	4.60001% to 4.75000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660
	4.75001% to 4.90000%	1	9,595,602.97	1.82%	(60)	4.7800	1.230000
	4.90001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP
	60 months or less	17	509,479,712.36	96.41%	1	4.2037	1.629647	Interest Only	2	40,025,000.00	7.57%	2	3.6596	3.732149
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	15	469,454,712.36	88.84%	1	4.2501	1.450391
	Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	18,953,543.88	3.59%	3	4.2090	NAP				None
Underwriter's Information		1	8,800,829.03	1.67%	2	4.0600	2.510000
	12 months or less	14	413,433,220.35	78.24%	1	4.1530	1.650095
	13 months or greater	2	87,245,662.98	16.51%	3	4.4587	1.443945
	Totals	18	528,433,256.24	100.00%	1	4.2039	1.629660
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30304275	OF	Pittsburgh	PA	Actual/360	4.484%	380,625.26	185,798.02	0.00	N/A	01/01/23	--	98,576,366.17	98,390,568.15	11/01/22
3	30304276	IN	Various	Various	Actual/360	4.469%	292,698.41	179,344.79	0.00	N/A	02/01/23	--	76,059,035.79	75,879,691.00	11/01/22
5	30304278	MH	Long Neck	DE	Actual/360	4.240%	180,460.97	119,737.06	0.00	N/A	02/01/23	--	49,426,315.26	49,306,578.20	11/01/22
6	30289570	RT	Des Peres	MO	Actual/360	3.400%	150,367.82	115,720.92	0.00	N/A	12/01/22	--	51,359,026.58	51,243,305.66	11/01/22
7	30304280	MF	Various	MI	Actual/360	4.285%	105,290.04	28,531,631.70	0.00	N/A	02/01/23	--	28,531,631.70	0.00	11/01/22
8	30304281	MF	Various	MI	Actual/360	4.285%	59,160.92	16,031,502.19	0.00	N/A	02/01/23	--	16,031,502.19	0.00	11/01/22
9	30304282	RT	Woodcliff Lake	NJ	Actual/360	4.321%	165,787.34	74,823.74	0.00	N/A	02/01/23	--	44,556,175.88	44,481,352.14	11/01/22
11	30304284	OF	Atlanta	GA	Actual/360	4.246%	102,431.97	58,601.66	0.00	N/A	02/01/23	--	28,015,367.90	27,956,766.24	11/01/22
13	30304286	OF	Nashville	TN	Actual/360	4.216%	93,677.03	54,533.29	0.00	N/A	01/01/23	--	25,803,184.70	25,748,651.41	11/01/22
15	30304288	RT	San Antonio	TX	Actual/360	3.470%	84,051.17	0.00	0.00	N/A	01/01/23	--	28,125,000.00	28,125,000.00	11/01/22
16	30304289	RT	Daphne	AL	Actual/360	4.870%	91,555.17	21,832,059.18	0.00	N/A	02/06/23	--	21,832,059.18	0.00	11/06/22
17	30304290	RT	Orlando	FL	Actual/360	4.250%	71,503.96	47,545.49	0.00	N/A	01/01/23	--	19,538,084.92	19,490,539.43	11/01/22
19	30304292	OF	Jacksonville	FL	Actual/360	4.209%	68,840.37	39,960.48	0.00	N/A	02/01/23	--	18,993,504.36	18,953,543.88	11/01/22
22	30304295	RT	San Diego	CA	Actual/360	4.279%	56,925.80	31,923.96	0.00	N/A	03/01/23	--	15,451,066.05	15,419,142.09	11/01/22
23	30304296	OF	Scottsdale	AZ	Actual/360	3.874%	50,665.87	31,615.61	0.00	N/A	01/01/23	--	15,187,864.43	15,156,248.82	11/01/22
29	30304302	RT	Cincinnati	OH	Actual/360	4.430%	43,481.40	11,398,314.84	0.00	N/A	02/06/23	--	11,398,314.84	0.00	11/06/22
30	30304303	OF	Centennial	CO	Actual/360	4.050%	38,967.49	10,824,303.55	0.00	N/A	01/01/23	--	10,824,303.55	0.00	11/02/22
32	30304305	OF	Chicago	IL	Actual/360	4.210%	37,355.54	10,304,187.90	0.00	N/A	02/07/23	--	10,304,187.90	0.00	11/07/22
33	30304306	RT	Lowell	MA	Actual/360	4.390%	43,038.29	18,982.84	0.00	N/A	01/01/23	--	11,384,954.82	11,365,971.98	11/01/22
34	30304307	RT	Palm Harbor	FL	Actual/360	4.490%	37,849.66	22,881.30	0.00	N/A	02/01/23	--	9,789,409.69	9,766,528.39	11/01/22
35	30304308	RT	Valparaiso	IN	Actual/360	4.106%	42,080.22	0.00	0.00	N/A	02/01/23	--	11,900,000.00	11,900,000.00	11/01/22
37	30304310	LO	Lincolnshire	IL	Actual/360	4.060%	30,845.77	22,051.12	0.00	N/A	01/01/23	--	8,822,880.15	8,800,829.03	11/01/22
38	30304311	RT	Sante Fe	NM	Actual/360	4.780%	0.00	0.00	0.00	N/A	11/01/17	--	9,595,602.97	9,595,602.97	07/01/17
39	30304312	OF	Chicago	IL	Actual/360	4.210%	27,687.05	7,637,221.05	0.00	N/A	02/07/23	--	7,637,221.05	0.00	11/07/22
40	30304313	RT	Miami Beach	FL	Actual/360	4.280%	25,318.23	16,646.08	0.00	N/A	01/06/23	--	6,869,582.93	6,852,936.85	11/06/22
41	30304314	RT	Smithfield	RI	Actual/360	4.510%	27,653.01	6,897,923.49	0.00	N/A	02/01/23	--	6,897,923.49	0.00	11/02/22
46	30304319	RT	Various	Various	Actual/360	4.052%	19,048.64	5,459,280.19	0.00	N/A	12/01/22	--	5,459,280.19	0.00	11/01/22
Totals							2,327,367.40	119,936,590.45	0.00				648,369,846.69	528,433,256.24
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	8,610,604.35	7,281,902.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,982,229.48	8,060,130.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,542,886.56	6,676,366.33	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,832,531.58	15,877,237.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	5,094,424.32	5,227,491.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,642,926.77	2,820,385.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,502,257.64	4,376,954.65	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,933,574.95	4,299,342.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,714,935.58	1,620,670.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,471,039.82	2,256,226.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,730,197.14	2,688,816.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,348,782.21	1,140,063.29	07/31/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,582,912.24	1,766,952.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,070,938.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,870,308.53	1,850,856.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,660,738.39	1,705,871.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	888,790.58	583,458.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	3,380,479.62	0.00	--	--	09/12/22	7,546,431.57	724,717.27	(100.56)	1,173,359.02	73,300.10	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	362,772.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	722,215.36	749,422.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	374,222.23	476,817.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	73,956,995.48	69,821,739.04				7,546,431.57	724,717.27	(100.56)	1,173,359.02	73,300.10	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	30304280	28,462,958.12	Payoff Prior to Maturity	0.00	0.00
8	30304281	15,992,915.52	Payoff Prior to Maturity	0.00	0.00
16	30304289	21,832,059.18	Payoff Prior to Maturity	0.00	0.00
29	30304302	11,398,314.84	Payoff Prior to Maturity	0.00	0.00
30	30304303	10,824,303.55	Payoff Prior to Maturity	0.00	0.00
32	30304305	10,304,187.90	Payoff Prior to Maturity	0.00	0.00
39	30304312	7,637,221.05	Payoff Prior to Maturity	0.00	0.00
41	30304314	6,881,847.21	Payoff Prior to Maturity	0.00	0.00
46	30304319	5,459,280.19	Payoff Prior to Maturity	0.00	0.00
Totals		118,793,087.56		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	9	118,793,087.56	4.203918%	4.180849%	1
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	1	3,767,289.96	4.235543%	4.212561%	3
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.239110%	4.216188%	4
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	3	150,124,595.57	4.239171%	4.216247%	5
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	1	14,255,601.98	4.104224%	4.083300%	6
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.118507%	4.097731%	7
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.118804%	4.098024%	8
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.119117%	4.098333%	9
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.119410%	4.098622%	10
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.119754%	4.098962%	11
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	1	11,644,026.90	0	0.00	0	0.00	4.120042%	4.099246%	12
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.120327%	4.099528%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
38	30304311	07/01/17	63	5	(100.56)	1,173,359.02	1,449,116.91	10,174,594.58	04/26/17	7			05/16/18
Totals					(100.56)	1,173,359.02	1,449,116.91	10,174,594.58

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		9,595,603	0		0	9,595,603
0 - 6 Months		518,837,653	518,837,653		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	528,433,256	518,837,653	0	0	0	9,595,603
Oct-22	648,369,847	638,774,244	0	0	0	9,595,603
Sep-22	653,517,850	643,922,247	0	0	0	9,595,603
Aug-22	654,835,563	645,239,960	0	0	0	9,595,603
Jul-22	806,273,045	796,677,442	0	0	0	9,595,603
Jun-22	821,981,862	812,386,259	0	0	0	9,595,603
May-22	823,388,542	813,792,939	0	0	0	9,595,603
Apr-22	824,866,622	815,271,019	0	0	0	9,595,603
Mar-22	826,262,678	816,667,075	0	0	0	9,595,603
Feb-22	827,884,410	818,288,807	0	0	0	9,595,603
Jan-22	829,269,349	819,673,746	0	0	0	9,595,603
Dec-21	830,649,187	821,053,584	0	0	0	9,595,603
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30289570	51,243,305.66	51,243,305.66	340,000,000.00	11/02/12	15,877,237.78	1.57000	06/30/22	12/01/22	243
38	30304311	9,595,602.97	10,174,594.58	6,300,000.00	03/14/22	3,076,403.62	1.23000	12/31/21	11/01/17	239
Totals		60,838,908.63	61,417,900.24	346,300,000.00		18,953,641.40

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	30289570	RT	MO	04/06/20	3

10/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Ongoing discussions between Borrower and Special Servicer regarding the collateral’s performance and upcoming maturity. Special Servicer continues to monitor the Loan and its collateral.

38	30304311	RT	NM	04/26/17	7
	11/14/2022 - The property is now being managed and leased by Colliers as a REO property. CBRE has been retained to work on national outlet tenants.						Construction on the 220-unit luxury apartment project that abuts the subject to the east is complete that will generate additional foot traffic to the center. Due to the lack of leasing momentum from national tenants a sales initiative is now being considered. A land use consultant has been engage to prepare a study on highest and best use that will be used to market the property for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30304294	15,075,202.98	4.30000%	15,075,202.98	4.30000%	8	05/18/20	05/18/20	05/20/20
21	30304294	0.00	4.30000%	0.00	4.30000%	8	05/20/20	05/18/20	05/18/20
29	30304302	0.00	4.43000%	0.00	4.43000%	8	12/01/21	12/03/21	12/17/21
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/22/20	05/01/20	07/28/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/28/20	05/01/20	07/22/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	09/23/21	02/25/21	09/23/21
Totals		15,075,202.98		15,075,202.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	11,056.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	143.19	0.00	0.00	0.00
38	0.00	0.00	2,065.72	0.00	0.00	0.00	0.00	39,496.57	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.63)	0.00	0.00	0.00
Total	0.00	0.00	13,122.18	0.00	0.00	0.00	0.00	39,496.57	140.56	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,759.31

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Supplemental Notes
None

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